Liquidity and Financial Condition (Details Textual) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 15, 2015	Apr. 10, 2014	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 07, 2016	Jun. 29, 2016	Dec. 31, 2013
Liquidity and Financial Condition (Textual)
Maturity date		Apr. 01, 2016
Interest rate		8.00%
Common stock ratio shares
Common stock, shares authorized							100,000,000	100,000,000		300,000,000
Common stock, par value							$ 0.01	$ 0.01		$ 0.01
Common stock, shares issued							42,918,927	42,918,927		42,918,927
Common stock, shares outstanding							42,918,927	42,918,927		42,918,927
Percentage of common stock former holders				7.50%
Preferred stock, shares authorized							5,000,000	5,000,000
Preferred stock, par value							$ 0.01	$ 0.01
Preferred stock, shares issued							0	0
Preferred stock, shares outstanding							0	0
Period for capital requirements fund				Eighteen months			10 to 16 months
Fair value of an entity's long term debt and shareholders				$ 8,551,528
Discount on convertible debt current							$ 594,599
Reorganization of reimbursed cost					$ 6,868
Accumulated deficit							(13,480,509)	(10,737,393)
Fair Value of derivative financial instrument				394,460
Total current portion of debt							5,017,045	800,726
Fresh-start adjustment				$ 2,500,000
Stock price				$ 1.25
Expected volatility rate				48.80%
Risk free interest rate				0.58%
Debtor in possession financing							$ 600,000
Preferred Stock, designating shares				5,405,010
Preferred Stock, designating pare value				$ 1.00
Period for capital requirements fund				Eighteen months			10 to 16 months
Cash balance							$ 466,997	884,188			$ 594,248
Predecessor [Member]
Liquidity and Financial Condition (Textual)
Common stock, shares authorized							300,000,000
Common stock, par value							$ 0.01
Common stock, shares issued							42,918,927
Common stock, shares outstanding							42,918,927
Preferred stock, shares authorized							5,000,000
Preferred stock, par value							$ 0.01
Preferred stock, shares issued							0
Preferred stock, shares outstanding							0
Accumulated deficit				$ (14,822,777)			$ (13,480,509)
Total current portion of debt				5,405,010			5,017,045
Interest expense on financing				35,848
Debtor in possession financing				600,000			600,000
Cash balance				955,803		$ 26,127	$ 466,997	$ 884,188
Successor [Member]
Liquidity and Financial Condition (Textual)
Common stock, shares authorized			300,000,000		300,000,000
Common stock, par value			$ 0.01		$ 0.01
Common stock, shares issued			491,357		491,357
Common stock, shares outstanding			491,357		491,357
Preferred stock, shares authorized			5,405,000		5,405,000
Preferred stock, par value			$ 1.00		$ 1.00
Preferred stock, shares issued			5,405,010		5,405,010
Preferred stock, shares outstanding			5,405,010		5,405,010
Net proceeds from exit facility				1,319,001
Discount on convertible debt current			$ 782,653		$ 782,653
Accumulated deficit			(543,206)		(543,206)
Total current portion of debt
Interest expense on financing
Debtor in possession financing
Cash balance			$ 346,417	$ 955,803	$ 346,417
Former Preferred Stock [Member]
Liquidity and Financial Condition (Textual)
Preferred stock, shares authorized				5,000,000
Preferred stock, par value				$ 0.01
New Preferred Stock [Member]
Liquidity and Financial Condition (Textual)
Convertible preferred stock shares				5,405,010
Convertible preferred stock designated par value				$ 1.00
Description of conversion shares and exercise of management options to exit facility				The New Preferred Stock is convertible into New Common Stock on a 1:1 basis and, if converted on the Effective Date, would convert into 82.5% of the New Common Stock issued and outstanding on the Effective Date, after taking into account shares of New Common Stock issued to holders of the Former Common Stock and the exercise of the Management Options but prior to any conversion of the Exit Facility.
Management Options [Member]
Liquidity and Financial Condition (Textual)
Common stock ratio shares				655,153
Options to acquire aggregate percentage				10.00%
SGB [Member]
Liquidity and Financial Condition (Textual)
Common stock, par value				$ 0.01
Common stock, shares issued				491,365
Percentage of common stock former holders				7.50%
HCI [Member]
Liquidity and Financial Condition (Textual)
Common stock ratio shares				1
Share price				$ 1.25
Preferred stock shares convertible into common stock shares					5,405,010
Noncontrolling interest percentage			51.17%		51.17%
Reorganization of reimbursed cost					$ 45,151
Adjustments debt value			$ 1,605,540		$ 1,605,540
Exit facility [Member]
Liquidity and Financial Condition (Textual)
Description of operational improvement plan				(i) to make a one hundred percent (100%) distribution for payment of unsecured claims in accordance with the Plan, (ii) to pay all costs of the administration of SGB's Bankruptcy, (iii) to pay all amounts owed under the DIP Facility and (iv) for general working capital purposes of the Company.
Senior Secured Debenture [Member]
Liquidity and Financial Condition (Textual)
Maturity date				Jun. 30, 2018
Maximum principal amount				$ 2,500,000
Subscription price sales				$ 2,000,000
Percentage of OID secured convertible debenture				12.00%
DIP Credit Agreement [Member]
Liquidity and Financial Condition (Textual)
Maturity date	Apr. 15, 2016
Maximum principal amount	$ 600,000
Interest rate	12.00%
Collateral fee	$ 25,000
Subsequent Event [Member]
Liquidity and Financial Condition (Textual)
Cash balance									$ 241,000